Stock Based Compensation	12 Months Ended
Dec. 31, 2024
Stock Based Compensation
Stock Based Compensation

17. Stock Based Compensation

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with the Company’s shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods.

In March 2021, the Company granted 40,000 shares to certain employees of the Manager, out of which 10,000 fully vested on the grant date, 1,050 were forfeited and 9,650 restricted shares vested on December 31, 2021. Additional 224 restricted shares were forfeited in the year ended December 31, 2022 and the remaining 19,076 restricted shares vested on December 31, 2022. In December 2022, the Company granted 100,000 fully vested shares to executive officers and in November 2023, the Company granted 100,000 fully vested shares to executive officers.

In November 2024, the Company granted 100,000 fully vested shares to executive officers. In December 2024, the Company granted 30,000 shares of restricted stock to certain employees of the Manager, out of which 2,000 shares are scheduled to vest in December 2025, 4,000 shares in December 2026, 8,000 shares in December 2027 and the remaining 16,000 shares in December 2028. The vesting of these shares is subject to satisfaction of the vesting terms, under the Company’s 2006 Equity Compensation Plan, as amended. The 30,000 restricted shares were issued and outstanding as of December 31, 2024, with aggregate compensation expense of $2.3 million related thereto expected to be recognized as the shares vest over a 4 year period. No restricted shares were outstanding as of December 31, 2023.

In November 2023, the Company granted 100,000 shares to the Manager for each of the years 2023, 2024 and 2025 under the amended and restated management agreement with the Manager, refer to Note 11 “Related Party Transactions”. In each of November 2024 and November 2023, 100,000 shares were issued to the Manager and another 100,000 shares are expected to vest in November 2025. The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the grant date.

Stock based compensation expenses of $14.6 million, $12.7 million and $6.0 million were recognized under “General and administrative expenses” in the Company’s Consolidated Statements of Income in the years ended December 31, 2024, 2023 and 2022, respectively. The average price of issued shares was $80.80, $63.40 and $54.40 per share in the years ended December 31, 2024, 2023 and 2022, respectively. An amount of $6.3 million is expected to be recognized as stock based compensation expenses to the Manager in 2025, respectively. As of December 31, 2024, the weighted-average remaining term of the Manager’s stock awards is 1 year.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 equity compensation plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s common stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, Directors may elect to receive in common stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. In the years ended December 31, 2024, 2023 and 2022, none of the directors elected to receive shares as compensation.